Revenues (Details) - Schedule of revenue expected to be recognized on remaining performance obligations under sales contracts - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Revenue Expected To Be Recognized On Remaining Performance Obligations Under Sales Contracts Abstract
Remaining 2022 and 2023	$ 42,026	$ 118,362
2024 – 2025	262,001	123,992
2026 – 2027	429,996	128,826
2028 – 2029	441,067	118,116
2030 – 2031	434,641	119,115
2031 – 2032	418,453
Thereafter	1,871,603	416,779
Total	$ 3,899,787	$ 1,025,189